OPTIONS	12 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
OPTIONS

NOTE 14 – OPTIONS

On November 10, 2017, the Company signed a consulting agreement to engage TJ Capital Management, L.P. (“TJ Capital”) to provide strategic consulting services to the Company in matters relating to investor relations, capital markets and shareholder value creation strategy.

As the part of the agreement, TJ Capital was granted options to purchase 160,000 of the Company’s Class A common shares. The options are exercisable at a purchase price of $1.50 per share with no restriction for sale, among which options 60,000 shares were to vest 7 months after the Company’s IPO date, 50,000 shares were to vest 10 months after the IPO date, and 50,000 shares were to vest 15 months after the IPO date.

On May 23, 2019, the Company signed a service termination agreement with TJ Capital to terminate the consulting agreement previously entered on November 10, 2017. As a result, the options granted under the original service agreement were also cancelled. No share-based compensation expenses were accrued up to the date of the termination of this agreement, because TJ Capital had not provided the services.

On July 30, 2019, the Company negotiated and signed a new Corporate and Executive Service Agreement with TJ Capital to provide strategic consulting services to the Company relating to services such as investor relations, capital markets and shareholder value creation strategy. The consulting service period is for two years, unless sooner terminated by either party or extended by the agreement of both parties. Pursuant to the agreement, as the compensation for the services, TJ Capital will be granted options to purchase 160,000 of the Company’s Class A common shares. The options are exercisable at a purchase price of $1.50 per share, and the options shall be deemed to be fully paid at a rate of 6,667 options per month, commencing on August 1, 2019. The options may be exercised at any time following vesting for cash or on a cashless basis. The aggregated fair value of the options granted to TJ Capital was $284,300. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $2.90; risk free rate of 1.85%; expected term of 2 years; exercise price of the options of $1.50; volatility of 77.0%; and expected future dividends of $Nil.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 14 – OPTIONS (continued)

Pursuant to the consulting agreement signed between TJ Capital and the Company, TJ Capital opted to exercise 10,000 share options on a cashless basis. On February 18, 2021, the Company issued 6,053 common shares to TJ Capital. During the year ended June 30, 2022, TJ Capital further opted to exercise 60,000, 60,000 and 10,000 share options on a cashless basis, respectively. On November 4, 2021, December 1, 2021 and January 3, 2022, the Company issued 36,440, 41,928 and 24,382 common shares to TJ Capital, respectively.

On May 28, 2017, the Company signed an employment agreement with Dr. Yunhao Chen, the Chief Financial Officer of the Company. As part of the compensation, the Company agreed to grant Ms. Chen options to purchase up to 120,000 Class A common shares, at an exercise price of $1.50 per share. The grant was effective at the IPO date and the options vest at a rate of 5,000 per month, beginning one month following completion of the IPO.

The aggregate fair value of the options granted to Dr. Yunhao Chen, the CFO, was $440,840. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $5.00; risk free rate of 1.84%; expected term of 2 years; exercise price of the options of $1.50; volatility of 69.5%; and expected future dividends of $Nil. On January 18, Dr. Yunhao Chen opted to exercise 120,000 shares options at the exercise price of $1.50 and the Company issued 120,000 common shares to Dr. Yunhao Chen.

On May 28, 2017, the Company signed an employment agreement with Mr. Silong Chen, the Chief Executive Officer of the Company. As the part of the compensation, the Company agrees to grant Mr. Chen options to purchase up to 360,000 Class A common shares, at an exercise price of $1.50 per share. The grant was effective at the IPO date and the options vest at a rate of 10,000 per month, beginning one month following completion of the IPO. On October 31, 2019, Mr. Silong Chen voluntarily waived the remaining unvested 140,000 options.

The aggregate fair value of the options granted to Mr. Silong Chen was $1,385,500. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $5.00; risk free rate of 1.94%; expected term of 3 years; exercise price of the options of $1.50; volatility of 74.7%; and expected future dividends of $Nil. These options were expired.

On January 26, 2023, the Board adopted resolutions to issue incentive stock options of total 1,500,000 to Mr. Silong Chen under the Company’s 2018 Stock Incentive Plan as part of compensations. These options shall be vested equally on January 26, 2023, 2024 and 2025 with exercise price of $1 per share.

The aggregate fair value of the options granted to Mr. Silong Chen was $941,813. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $0.97; risk free rate of 4.17% based upon the PRC’s Company’s bank lending rate; expected term of 5 years; exercise price of the options of $1.00; volatility of 128.8% based upon the Company’s historical stock price; and expected future dividends of $Nil. These options expire on January 26, 2028.

On January 26, 2023, the Board adopted resolutions to issue incentive stock options of total 150,000 to Dr. Yunhao Chen under the Company’s 2018 Stock Incentive Plan as part of compensations. These options shall be vested equally on January 26, 2023, 2024 and 2025 with exercise price of $1 per share.

The aggregate fair value of the options granted to Dr. Yunhao Chen was $94,181. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $0.97; risk free rate of 4.17%; expected term of 10 years; exercise price of the options of $1.00; volatility of 128.8%; and expected future dividends of $Nil. 50,000 options vested on January 26, 2023, and the unvested options were forfeited due to the resignation of Dr. Yunhao Chen as the Company’s Chief Financial Officer on August 1, 2023. There is no unrecognized compensation associated with these options.

The Company recorded $1,243,385, $11,831 and $529,658 stock-based compensation expense for the years ended June 30, 2023, 2022 and 2021, respectively.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 14 – OPTIONS (continued)

The following table summarized the Company’s share option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years

Outstanding June 30, 2020	500,000	$1.50	0.35
Exercisable, June 30, 2020	413,337	$1.50	0.19
Granted	-	-	-
Cancelled	-	-	-
Exercised	(10,000)	-	-
Outstanding June 30, 2021	490,000	$1.50	0.03
Exercisable, June 30, 2021	483,341	$1.50	0.03
Granted	-	-	-
Cancelled	-	-	-
Exercised	(270,000)	-	-
Outstanding June 30, 2022	220,000	$1.50	-
Exercisable, June 30, 2022	220,000	$1.50	-
Granted	1,650,000	1.00	-
Cancelled	-	-	-
Exercised	-	-	-
Outstanding June 30, 2023	1,870,000	1.00	5.03
Exercisable, June 30, 2023	550,000	1.00	5.03